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January 22, 2016

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 224 (the “Fund”)

(File No. 333-208580) (CIK# 1659663)

Ms. Dubey

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on December 16, 2015. We received comments from the staff of the Commission in a telephone conversation on January 12, 2016 between Anu Dubey and Matthew T. Wirig requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. Other changes have also been made in the prospectus that represent certain clarifications and minor alterations.

The following are our responses to the staff’s comments:

Comment 1

The staff requested that we revise the “Inverse ETFs” sub-section of the “Investment Summary—Principal Investment Strategy” section of the prospectus to disclose that the Fund will not reset its holdings of inverse ETFs on a daily basis during the life of the Fund. We have revised the prospectus in accordance with the staff’s comment.

Comment 2

The staff requested that we revise the “Investment Summary—Principal Risk Consideration” section of the prospectus to disclose that senior loans may not be securities and therefore an investor in senior loans may not receive the protection of the federal securities laws. We have revised the prospectus in accordance with the staff’s comment.

Comment 3

The staff indicated that the prospectus showed February __, 2016 as the “Mandatory Termination Date” of the Fund. We have revised the “Mandatory Termination Date” to show February

__, 2018 and will include the “Mandatory Termination Date” date of the Fund in the final pricing amendment to the prospectus.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on February 23, 2016, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

    Chapman and Cutler LLP